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First Allmerica Financial Life Insurance Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA 01653

VIA EDGAR

May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE:   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
      REGISTRATION STATEMENT FILED ON FORM N-4
      ----------------------------------------

      SEPARATE ACCOUNT VA-P (PIONEER VISION) FILE NOS. 33-86664/811-8872 SEPARATE ACCOUNT VA-P (PIONEER C-VISION) FILE NOS. 333-64833/811-8872 SEPARATE ACCOUNT VA-P (PIONEER XTRAVISION) FILE NOS. 333-54040/811-8872

      SEPARATE ACCOUNT VA-K (ALLMERICA PREMIER CHOICE) FILE NOS. 333-38276/ 811-8114

      SEPARATE ACCOUNT KGC (SCUDDER GATEWAY CUSTOM) FILE NOS. 333-10395/811-7771 SEPARATE ACCOUNT KG (SCUDDER GATEWAY ELITE) FILE NOS. 333-10285/811-7769 SEPARATE ACCOUNT KG (SCUDDER GATEWAY ADVISOR) FILE NOS. 333-63089/811-7769 SEPARATE ACCOUNT KG (SCUDDER GATEWAY PLUS) FILE NOS. 333-54220/811-7769

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

                                              Very truly yours,

                                              /s/ Sheila B. St. Hilaire

                                              Sheila B. St. Hilaire
                                              Assistant Vice President & Counsel